SCHEDULE OF CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses	$ (8,954,715)	$ (7,892,251)	$ (17,744,415)	$ (16,351,053)
Finance costs, net	(3,992,501)	(2,565,026)	(11,539,349)	(4,652,626)
Loss before income tax	(3,696,812)	(73,977)	(12,131,597)	(3,573,544)
Income tax expenses	(553,559)	(540,702)	(753,703)	(1,492,497)
Net loss attributable to Seamless Group Inc.	(4,673,208)	(2,073,739)	(14,849,199)	(6,724,427)
Other comprehensive income (loss)
Foreign currency translation adjustments	372,281	(209,093)	26,245	90,496
Total comprehensive loss	$ (3,878,090)	$ (823,772)	(12,859,055)	(4,961,536)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
General and administrative expenses			(639,125)	(803,469)
Finance costs, net			(10,636,110)	(3,802,013)
Share of results from subsidiaries			(3,573,964)	(2,118,945)
Loss before income tax			(14,849,199)	(6,724,427)
Income tax expenses
Net loss attributable to Seamless Group Inc.			(14,849,199)	(6,724,427)
Other comprehensive income (loss)
Foreign currency translation adjustments			26,245	90,496
Total comprehensive loss			$ (14,822,954)	$ (6,633,931)